RISK MANAGEMENT (Details 17) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band		$ 6,320,937	$ 632,843
1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	$ 396,178	115,234	29,839
Net band		(4,016,798)	(455,906)
1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	257,807	259,648	17,616
Net band		(687,391)	(240,934)
3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	462,015	467,075	106,155
Net band		(436,113)	(435,403)
1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band		2,291,563	(84,341)
More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band		9,169,677	1,849,431
Liquidity Risk [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	1,485,408
Liquidity Risk [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(25,262,910)	(28,084,422)	(10,025,260)
Liquidity Risk [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(4,141,667)	(4,318,821)	(1,013,102)
Liquidity Risk [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,708)	(2,901)
Liquidity Risk [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(25,702)	(39,644)
Liquidity Risk [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(397,707)	(376,629)
Liquidity Risk [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities			(1,013,102)
Liquidity Risk [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities			(21)
Liquidity Risk [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(10,132,297)	(12,144,391)	(4,765,172)
Liquidity Risk [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,177,331)	(1,983,014)	(746,824)
Liquidity Risk [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(75,828)	(123,402)	(37,456)
Liquidity Risk [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(7,524,522)	(8,561,021)	(2,254,626)
Liquidity Risk [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(785,148)	(534,599)	(1,197,993)
Liquidity Risk [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	(4,014,993)
Liquidity Risk [Member] | 1 Month [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(8,239,221)	(8,454,693)	(2,140,218)
Liquidity Risk [Member] | 1 Month [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(4,141,667)	(4,318,821)	(1,013,102)
Liquidity Risk [Member] | 1 Month [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,708)	(2,901)
Liquidity Risk [Member] | 1 Month [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(25,702)	(39,644)
Liquidity Risk [Member] | 1 Month [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(397,707)	(376,629)	(2)
Liquidity Risk [Member] | 1 Month [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities			(21)
Liquidity Risk [Member] | 1 Month [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 Month [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 Month [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(1,910,317)	(3,091,375)	(943,680)
Liquidity Risk [Member] | 1 Month [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(460,289)	(245,352)	(2,992)
Liquidity Risk [Member] | 1 Month [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 Month [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(3,120)	(4,099)	(1,748)
Liquidity Risk [Member] | 1 Month [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(599,615)	(40,256)	(3,806)
Liquidity Risk [Member] | 1 Month [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(698,096)	(335,616)	(174,867)
Liquidity Risk [Member] | 1 Month [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	(503,300)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,164,508)	(2,799,978)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities			(2)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(1,938,606)	(2,474,208)	(943,680)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(147,694)	(245,352)	(22,259)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 - 3 Months [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(582)	(809)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(78,780)	(32,952)	(952)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	1,154	(10,453)	(174,867)
Liquidity Risk [Member] | 1 - 3 Months [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	(363,268)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,393,760)	(5,214,372)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities			(99)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,106,012)	(3,500,821)	(1,660,957)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(224,952)	(1,017,915)	(22,259)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(3,191)	(12,048)	(4,916)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(63,087)	(632,208)	(51,699)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	3,482	(51,380)	(29,394)
Liquidity Risk [Member] | 3 Months to 1 Year [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	1,746,078
Liquidity Risk [Member] | 1 to 3 Years [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,859,785)	(5,214,372)
Liquidity Risk [Member] | 1 to 3 Years [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities			(753)
Liquidity Risk [Member] | 1 to 3 Years [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(905,369)	(1,139,025)	(1,660,957)
Liquidity Risk [Member] | 1 to 3 Years [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(362,455)	(109,668)	(83,019)
Liquidity Risk [Member] | 1 to 3 Years [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 1 to 3 Years [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(21,623)	(26,473)	(9,009)
Liquidity Risk [Member] | 1 to 3 Years [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(1,511,971)	(1,638,082)	(290,792)
Liquidity Risk [Member] | 1 to 3 Years [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(58,367)	(46,999)	(444,762)
Liquidity Risk [Member] | 1 to 3 Years [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities		(8,655,131)
Liquidity Risk [Member] | More than 3 Years [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities			(9,210)
Liquidity Risk [Member] | More than 3 Years [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities		(1,938,961)	(976,198)
Liquidity Risk [Member] | More than 3 Years [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities		(328,524)	(87,778)
Liquidity Risk [Member] | More than 3 Years [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | More than 3 Years [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities		(79,972)	(21,783)
Liquidity Risk [Member] | More than 3 Years [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities		(6,217,523)	(1,907,377)
Liquidity Risk [Member] | More than 3 Years [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities		(90,151)	(518,266)
Liquidity Risk [Member] | More than 3 Years [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	(748,342)
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(3,255,779)
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(2,356,981)
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(646,167)
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(6,257)
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(231,538)
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(14,836)
Liquidity Risk [Member] | 6 Months to 1 Years [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	1,885,818
Liquidity Risk [Member] | 3 to 5 Years [Member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(1,094,157)
Liquidity Risk [Member] | 3 to 5 Years [Member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(125,129)
Liquidity Risk [Member] | 3 to 5 Years [Member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(95,084)
Liquidity Risk [Member] | 3 to 5 Years [Member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | 3 to 5 Years [Member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(16,323)
Liquidity Risk [Member] | 3 to 5 Years [Member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(839,412)
Liquidity Risk [Member] | 3 to 5 Years [Member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(18,209)
Liquidity Risk [Member] | 3 to 5 Years [Member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Net band	3,483,415
Liquidity Risk [Member] | Later than five years [member] | Liabilities [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(5,255,700)
Liquidity Risk [Member] | Later than five years [member] | Current Accounts And Other Demand Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Term Savings Accounts - Unconditional Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Term Savings Accounts - Deferred Withdrawal [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Obligations With Chilean Central Bank Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Lines Of Credit Secured From Chilean Central Bank [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Obligations With Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Lines Of Credit Secured From Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Savings Accounts And Time Deposits [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(789,883)
Liquidity Risk [Member] | Later than five years [member] | Foreign Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(240,690)
Liquidity Risk [Member] | Later than five years [member] | Lines Of Credit From Foreign Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Later than five years [member] | Letter Of Credit Obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(24,732)
Liquidity Risk [Member] | Later than five years [member] | Bonds Payable [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(4,200,119)
Liquidity Risk [Member] | Later than five years [member] | Other Obligations Or Payment Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities	(276)
Liquidity Risk [Member] | Later than five years [member] | Other Lines Of Credit Secured [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial liabilities
Liquidity Risk [Member] | Assets [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	26,748,318	34,405,359	10,658,103
Liquidity Risk [Member] | Assets [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	4,224,228	4,437,895	1,684,312
Liquidity Risk [Member] | Assets [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,661,208	2,112,587	634,369
Liquidity Risk [Member] | Assets [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		4,778,259	1,862,438
Liquidity Risk [Member] | Assets [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	4,605,863	5,251,810	1,106,943
Liquidity Risk [Member] | Assets [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		17,824,808	5,370,043
Liquidity Risk [Member] | Assets [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	2,030,492
Liquidity Risk [Member] | Assets [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	2,507,437
Liquidity Risk [Member] | Assets [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	2,979,975
Liquidity Risk [Member] | Assets [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	8,739,115
Liquidity Risk [Member] | Cash [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	964,030	1,119,862	556,223
Liquidity Risk [Member] | Cash [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	964,030	1,119,862	556,223
Liquidity Risk [Member] | Cash [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Cash [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Cash [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Cash [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Cash [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Cash [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Cash [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Cash [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,084,111	3,137,243	465,982
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,031,730	1,004,424	465,982
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,214	359,123
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		118,864
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	15,448	494,925
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		1,159,907
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	230
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	15,516
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	6,634
Liquidity Risk [Member] | Financial Instruments Recorded At Market Value [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	13,339
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	117,678	171,167	102,638
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	23,723	167,076	49,779
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		4,092	8,927
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets			38,282
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	93,955		2,825
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets			2,825
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Loans To Other Domestic Banks Without Lines Of Credit [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Lines Of Credit Granted To Other Domestic Banks [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	15,090,399	19,043,975	5,845,752
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,746,846	1,969,379	548,585
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,401,225	1,525,530	550,736
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		3,364,118	1,193,941
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	2,656,850	2,816,369	616,189
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		9,368,578	2,936,302
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,663,302
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,489,772
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,677,277
Liquidity Risk [Member] | Commercial Loans Without Lines Of Credit [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	4,455,127
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	(220,459)	(215,785)	49,734
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	(325,031)	(276,662)	8,671
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	10,376	2,781	2,306
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		58,006	38,713
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	49	45	22
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		45	22
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	(3,633)
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	97,780
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Commercial Lines Of Credit And Overdrafts [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	2,632,282	3,502,775	692,619
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	141,002	62,325	13,780
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	148,208	131,324	27,094
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		525,925	113,379
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	1,053,399	1,038,327	221,144
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		1,744,874	317,221
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	205,219
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	355,677
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	519,643
Liquidity Risk [Member] | Consumer Loans Without Lines Of Credit [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	209,134
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	473,941	431,093	301,357
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	36,763	94,515	(9,524)
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	21,558	4,484	9,338
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		325,597	295,542
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	4,092	3,248	3,001
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		3,248	3,001
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	(13,488)
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	425,016
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Consumer Lines Of Credit And Overdrafts [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Residential Mortgage Loans [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	5,927,385	6,440,560	2,441,217
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	34,318	37,140	10,773
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	65,946	66,144	21,390
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		283,201	98,262
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	769,201	739,403	257,087
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		5,314,672	2,053,706
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	96,918
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	194,677
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	719,814
Liquidity Risk [Member] | Residential Mortgage Loans [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	4,046,511
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	85,503	107,305	77,628
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	18,891	30,967	89
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	250	470	17,682
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		75,868	34,274
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets			11,504
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets			14,079
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	31,240
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	35,122
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Financial Instruments Recorded Based On Issuer's Flow [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	705,719	490,299	138,316
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	703,120	238,207	61,262
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		6,092
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		16,098	77,054
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	2,599	112,494
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		117,408
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Transactions Or Commitments Without Lines Of Credit [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Other Lines Of Credit Granted [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets
Liquidity Risk [Member] | Derivative Instruments [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	(112,271)	176,865	(13,363)
Liquidity Risk [Member] | Derivative Instruments [Member] | 1 Month [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	(151,164)	(9,338)	(21,308)
Liquidity Risk [Member] | Derivative Instruments [Member] | 1 - 3 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	12,431	12,547	(3,104)
Liquidity Risk [Member] | Derivative Instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		10,582	(27,009)
Liquidity Risk [Member] | Derivative Instruments [Member] | 1 to 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	10,270	46,999	(4,829)
Liquidity Risk [Member] | Derivative Instruments [Member] | More than 3 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets		$ 116,076	$ 42,887
Liquidity Risk [Member] | Derivative Instruments [Member] | 3 to 6 Months [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	50,704
Liquidity Risk [Member] | Derivative Instruments [Member] | 6 Months to 1 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	(106,123)
Liquidity Risk [Member] | Derivative Instruments [Member] | 3 to 5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	56,607
Liquidity Risk [Member] | Derivative Instruments [Member] | Later than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Abstract]
Financial assets	$ 15,004